SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2024
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

15.SHARE-BASED COMPENSATION

In 2020, the Group adopted the 2020 Share Incentive Plan, which allows the Group to grant share-based awards to directors, employees and consultants. Share-based awards granted under the 2020 Share Incentive Plan contain service conditions, which are mainly subject to one of the following vesting schedules: (i) 25% of the share options shall become vested on each anniversary of the vesting commencement date for 4 years thereafter; (ii) 50% of the share options shall become vested on each anniversary of the vesting commencement date for 2 years thereafter; and (iii) immediately vested upon grant. The Company did not grant any share-based awards pursuant to the 2020 Share Incentive Plan since the listing on the Main Board of The Stock Exchange of Hong Kong Limited in December 2022.

In December 2022, the Group adopted the Post-IPO Share Scheme, which allows the Group to grant share-based awards to directors, employees and officers. The maximum number of Class A ordinary shares that may be issued under the Post-IPO Share Scheme is 86,380,904.

(a)Share options

The following table summarizes activities of share options for the years ended December 31, 2022, 2023 and 2024:

			Weighted
		Weighted	average	Aggregate	Weighted
	Number of	average	remaining	intrinsic	average grant-
	share options	exercise price	contractual life	value	date fair value
		US$	In Years	US$ in thousands	US$
Outstanding as of January 1, 2022	82,475,968	2.71	8.05	1,214,916	2.82
Granted*	8,424	0.00
Exercised	(12,413,256)	1.59
Forfeited	(1,709,938)	3.39
Outstanding as of December 31, 2022	68,361,198	2.90	7.23	498,336	2.99
Exercised	(11,810,406)	2.16
Forfeited	(718,812)	4.09
Outstanding as of December 31, 2023	55,831,980	3.04	6.34	294,189	3.15
Granted*	120,000	6.03
Exercised	(10,247,906)	2.57
Forfeited	(1,025,846)	4.83
Outstanding as of December 31, 2024	44,678,228	3.11	5.44	169,354	3.25

Vested and expected to vest as of December 31, 2024	44,678,228	3.11	5.44	169,354	3.25
Exercisable as of December 31, 2024	38,248,408	2.91	5.28	152,763	2.81
*	The weighted average grant-date fair value of share options granted in 2022 and 2024 was US$12.13 and US$0.10, respectively.

The aggregate intrinsic value is calculated as the difference between the exercise price of share options and the estimated fair value of the underlying ordinary share at each reporting date.

As of December 31, 2024, there were US$12.1 million of unrecognized compensation expenses related to share options, which are expected to be recognized over a weighted-average period of 0.37 years and may be adjusted for future forfeitures.

15.SHARE-BASED COMPENSATION (CONTINUED)

(b)	RSUs

The following table summarizes activities of RSUs for the years ended December 31, 2022, 2023 and 2024:

		Weighted average
	Number of RSUs	grant-date fair value
		US$
Outstanding as of January 1, 2022	3,521,118	19.05
Granted	19,686,470
Vested	(1,959,584)
Forfeited	(435,058)
Outstanding as of December 31, 2022	20,812,946	11.23
Granted	26,216,836
Vested	(6,109,908)
Forfeited	(1,461,262)
Outstanding as of December 31, 2023	39,458,612	9.58
Granted	6,065,856
Vested	(11,721,356)
Forfeited	(2,265,298)
Outstanding as of December 31, 2024	31,537,814	9.20

As of December 31, 2024, there were US$241.7 million of unrecognized compensation expenses related to RSUs, which are expected to be recognized over a weighted-average period of 2.35 years and may be adjusted for future forfeitures.

(c)Share-based compensation expenses by function

The following table sets forth the amounts of share-based compensation expenses included in each of the relevant financial statement line items:

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
	(In thousands)
Cost of revenues	39,587	46,395	43,332
Sales and marketing expenses	170,366	262,431	280,668
Research and development expenses	284,323	418,769	421,411
General and administrative expenses	197,928	329,372	398,274
Total	692,204	1,056,967	1,143,685